Share Based Payments (Details 2)	12 Months Ended
Jun. 30, 2020 $ / shares
PBTAY [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	August 5, 2013
Exercise Price per Share	$ 0.66
Share Price at Grant Date	$ 0.38
Expected Share Price Volatility	62.00%
Years to Expiry	5 years
Dividend Yield	0.00%
Risk-free Interest Rate	3.05%
PBTAZ [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	October 2, 2013
Exercise Price per Share	$ 0.66
Share Price at Grant Date	$ 0.41
Expected Share Price Volatility	61.00%
Years to Expiry	5 years
Dividend Yield	0.00%
Risk-free Interest Rate	3.24%
PBTAA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	October 25, 2013
Exercise Price per Share	$ 0.61
Share Price at Grant Date	$ 0.38
Expected Share Price Volatility	63.60%
Years to Expiry	5 years
Dividend Yield	0.00%
Risk-free Interest Rate	3.31%
PBTAD [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	November 4, 2013
Exercise Price per Share	$ 0.73
Share Price at Grant Date	$ 0.44
Expected Share Price Volatility	68.80%
Years to Expiry	5 years
Dividend Yield	0.00%
Risk-free Interest Rate	3.46%
PBTAE [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	December 13, 2013
Exercise Price per Share	$ 1.04
Share Price at Grant Date	$ 0.69
Expected Share Price Volatility	70.70%
Years to Expiry	5 years
Dividend Yield	0.00%
Risk-free Interest Rate	3.45%
PBTAF [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	February 7, 2014
Exercise Price per Share	$ 1.12
Share Price at Grant Date	$ 1.18
Expected Share Price Volatility	58.50%
Years to Expiry	5 years
Dividend Yield	0.00%
Risk-free Interest Rate	3.44%
PBTAG [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	April 7, 2014
Exercise Price per Share	$ 0.25
Share Price at Grant Date	$ 0.23
Expected Share Price Volatility	289.40%
Years to Expiry	4 years
Dividend Yield	0.00%
Risk-free Interest Rate	3.02%
PBTAB [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	October 3, 2014
Exercise Price per Share	$ 0.34
Share Price at Grant Date	$ 0.22
Expected Share Price Volatility	130.50%
Years to Expiry	4 years
Dividend Yield	0.00%
Risk-free Interest Rate	2.71%
PBTAH [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	19 February 2015
Exercise Price per Share	$ 0.26
Share Price at Grant Date	$ 0.16
Expected Share Price Volatility	74.80%
Years to Expiry	5 years
Dividend Yield	0.00%
Risk-free Interest Rate	2.00%
PBTAR [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	27 May 2015
Exercise Price per Share	$ 0.27
Share Price at Grant Date	$ 0.17
Expected Share Price Volatility	69.40%
Years to Expiry	5 years
Dividend Yield	0.00%
Risk-free Interest Rate	2.25%
PBTAS [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	7 June 2017
Exercise Price per Share	$ 0.07
Share Price at Grant Date	$ 0.05
Expected Share Price Volatility	100.00%
Years to Expiry	5 years
Dividend Yield	0.00%
Risk-free Interest Rate	1.97%
PBTAAA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	18 December 2017
Exercise Price per Share	$ 0.11
Share Price at Grant Date	$ 0.07
Expected Share Price Volatility	100.00%
Years to Expiry	5 years
Dividend Yield	0.00%
Risk-free Interest Rate	2.38%
PBTAI [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	1 February 2018
Exercise Price per Share	$ 0.08
Share Price at Grant Date	$ 0.06
Expected Share Price Volatility	100.00%
Years to Expiry	5 years
Dividend Yield	0.00%
Risk-free Interest Rate	2.24%